Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
Cash and cash equivalents maximum maturity period		3 months
Vesting period		3 years
Lease liability		$ 4,252,000
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment		3 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment		10 years
Performance share units (PSUs) [member]
Disclosure of significant accounting policies [line items]
Vesting period		3 years
Adoption of IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Right of uses assets	$ 5,000,000
Number Of Leases	2
Lease liability	$ 4,679,000
Forward contract [member]
Disclosure of significant accounting policies [line items]
Forward contracts		$ 0	$ 0
Wheaton Precious Metals International Ltd [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
Wheaton Precious Metals (Cayman) Co [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
Silver Wheaton Luxembourg S.a.r.l [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%